Baker & McKenzie LLP
1114 Avenue of the Americas
New York, New York 10036, USA

              November 22, 2006

VIA EDGAR

United States Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 10549

RE:
CastlePoint Holdings, Ltd.
Amendment No. 2 to Registration Statement on Form S-1

Ladies and Gentlemen:

        Attached for filing on behalf of our client, CastlePoint Holdings, Ltd., a Bermuda corporation, pursuant to Rule 415 under the Securities Act of 1933, as amended, is Amendment No. 2 to the Registration Statement on Form S-1 (No. 333-134628), including exhibits, for registration of its common shares for resale by the selling shareholders as described therein.

        Should you have any questions pertaining to this filing, please call the undersigned at 212-891-3971.

Sincerely yours,
/s/ ROSLYN TOM Roslyn Tom

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